FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Financial Instruments at Fair Value [Table Text Block]
DECEMBER 31, 2012	FAIR VALUE INPUT LEVEL	HELD-FOR- TRADING	TOTAL CARRYING VALUE	FAIR VALUE
Financial assets
Cash	1	$143,280	$143,280	$143,280

DECEMBER 31, 2011	FAIR VALUE INPUT LEVEL	HELD-FOR- TRADING	TOTAL CARRYING VALUE	FAIR VALUE
Financial assets
Cash	1	$728,575	$728,575	$728,575